CRESTFUNDS, INC.
                                 Investors Class

                    Supplement dated January 15, 1999 to the
                         Prospectus dated March 31, 1998

At the end of the section "THE ADVISER" on page 35 of the Prospectus, add the following:

         On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment adviser, and SunTrust Banks, Inc. ("SunTrust"), had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998. It is currently the intention of Crestar and SunTrust to file an exemptive application with the Securities and Exchange Commission to permit the combination of certain of the CrestFunds with certain of the STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust). Any combination of CrestFunds and STI Classic Funds would require the approval of the board of directors and the shareholders of the CrestFunds.


                   RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                CRESTFUNDS, INC.
                                Life Vision Class

                    Supplement dated January 15, 1999 to the
                         Prospectus dated March 31, 1998

At the end of the section "THE ADVISOR" on page 13-LV of the Prospectus, add the following:

         On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment adviser, and SunTrust Banks, Inc. ("SunTrust"), had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998. It is currently the intention of Crestar and SunTrust to file an exemptive application with the Securities and Exchange Commission to permit the combination of certain of the CrestFunds with certain of the STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust). Any combination of CrestFunds and STI Classic Funds would require the approval of the board of directors and the shareholders of the CrestFunds.


                   RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                CRESTFUNDS, INC.
                                   Trust Class

                    Supplement dated January 15, 1999 to the
                         Prospectus dated March 31, 1998

At the end of the section "THE ADVISOR" on page 27 of the Prospectus, add the following:

         On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment adviser, and SunTrust Banks, Inc. ("SunTrust"), had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998. It is currently the intention of Crestar and SunTrust to file an exemptive application with the Securities and Exchange Commission to permit the combination of certain of the CrestFunds with certain of the STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust). Any combination of CrestFunds and STI Classic Funds would require the approval of the board of directors and the shareholders of the CrestFunds.


                   RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE